Commitments - Additional Information (Details) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Commitments [Line Items]
Future capital expenditure commitments outstanding	$ 0	$ 0
Operating leases expiration term	2 years
Purchase commitments	$ 0
Bottom of Range
Commitments [Line Items]
Operating leases expiration term	1 years
Top of Range
Commitments [Line Items]
Operating leases expiration term	4 years